Property, Plant and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2023	2022
	(In Thousands)
Production	$3,942,052	$4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total property, plant and equipment	$7,082,443	$6,982,314

Reconciliation Of Asset Retirement Obligation Liability	The following is a roll forward of the ARO legal liability year end balances:

	2023	2022
	(In Thousands)
Balance as of January 1	$218,729	$189,509
Liabilities incurred	17,080	1,159
Liabilities settled	(11,902)	(24,699)
Revisions to cash flow and timing estimates	12,921	44,679
Accretion expense	13,102	8,081
Balance as of December 31	$249,930	$218,729

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2023	2022
	(In Thousands)
Production	$3,942,052	$4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total property, plant and equipment	$7,082,443	$6,982,314

Reconciliation Of Asset Retirement Obligation Liability	The following is a roll forward of the ARO legal liability year end balances:

	2023	2022
	(In Thousands)
Balance as of January 1	$218,729	$189,509
Liabilities incurred	17,080	1,159
Liabilities settled	(11,902)	(24,699)
Revisions to cash flow and timing estimates	12,921	44,679
Accretion expense	13,102	8,081
Balance as of December 31	$249,930	$218,729